Fair value measurements	12 Months Ended
Dec. 31, 2013
Fair Value Measurements [Abstract]
Fair Value Measurements
19.      Fair value measurements:
The guidance related to Fair Value Measurements requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:
Level 1:      Quoted market prices in active markets for identical assets or liabilities;
Level 2:      Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3:      Unobservable inputs that are not corroborated by market data.
Fair value on a recurring basis
19.1      Freight derivatives and bunker derivatives:
The Company trades in the freight derivatives (FFAs and freight options) and bunker derivatives markets with an objective to utilize those instruments as economic hedge instruments that can be highly effective in reducing the risk on specific vessels trading in the spot market and to take advantage of short term fluctuations in the market prices. Freight derivatives and bunker derivatives trading do not qualify for cash flow hedges for accounting purposes, therefore resulting gains or losses are recognized in the accompanying consolidated statements of operations.
Dry bulk shipping freight derivatives have the following characteristics: they cover periods from several days and months to one year or more years; they can be based on time charter rates or freight rates on specific quoted routes; they are executed between two parties. All Company's freight derivatives are cleared transactions. All of the Company's FFAs are settled on a daily basis through the London Clearing House (LCH). There is also a margin maintenance requirement based on marking the contract to market. Freight options are treated as assets/liabilities until they are settled. During 2011 and 2012, the Company entered into several Freight derivatives, including freight options. For the year ended December 31, 2011, the loss on freight derivatives contracts was $390 and for the year ended December 31, 2012 the gain on freight derivative contracts was $41, and are included under " Loss/(gain) on derivative instruments, net” in the accompanying consolidated statements of operations. During 2013, the Company did not enter into any Freight derivatives.
Bunker derivatives are agreements between two parties to exchange cash flows at a fixed price on bunkers, where volume, time period and price are agreed in advance. The Company's derivatives are traded as a derivative on the over-the-counter (OTC) market. During the years ended December 31, 2011, 2012 and 2013, the Company did not enter into bunker swap contracts and therefore no gain or loss was recognized.
As of December 31, 2012 and 2013, no fair value measurement for assets or liabilities were recognized in the Company's consolidated balance sheets , since the Company had no open positions on freight and bunker derivatives.
19.2      Interest rate swaps:
In June, 2013, the Company entered into two interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest loans and credit facilities. The Company's interest rate swaps did not qualify for hedge accounting and therefore resulting gains or losses are recognized in the accompanying consolidated statements of operations. As of December 31, 2013, the Company had outstanding two interest rate swap agreements of $26,840 and $28,628 notional amount, which will be in effect from the second half of 2014 and maturing in August and in November of 2018, respectively. As of December 31, 2013, the fair value of derivative instruments asset, determined through Level 2 inputs of the fair value hierarchy as described above, was $91. The change in the fair market value of the respective agreements for the year ended December 31, 2013, resulted in a gain of $91 and is included under "Loss/(gain) on derivative instruments, net" in the accompanying consolidated statements of operations.
The total change of the Company's derivatives' fair value for the years ended December 31, 2011, 2012 and 2013, was a loss of $390, a gain of $41 and a gain of $91 , respectively and are included under  "Loss/(gain) on derivative instruments, net" in the accompanying consolidated statements of operations.

	2011	2012	2013
Freight Derivatives (gain)/loss	$390	(41)	-
Interest rate swaps (gain)/loss	-	-	$(91)
	$390	(41)	$(91)

The following table summarizes the valuation of the Company's financial instruments as of December 31, 2012 and 2013.
Significant Other Observable Inputs (Level 2)
	December 31, 2012	December 31, 2013

Interest rate swaps - asset position	$ -	$ 91
Total	$ 0	$ 91

The carrying values of temporary cash investments, restricted cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans and non-current restricted cash balances, bearing interest at variable interest rates, approximate their recorded values as of December 31, 2013.
Fair value on a nonrecurring basis
As a result of the decline in charter rates and vessel values during the previous four years and because market expectations for future rates were low and vessel values were unlikely to increase to the high levels of 2008, the Company reviewed, as of December 31, 2011 and September 30, 2012, the carrying amount in connection with the estimated recoverable amount for each of its vessels. The review as of December 31, 2011 indicated that such carrying amount was not recoverable for two of the Company's vessels, Star Ypsilon and Star Sigma and as of September 30, 2012 indicated that such carrying amount was not recoverable for the Company's eight Supramax vessels and one of the Company's oldest Capesize vessel, Star Sigma, which was sold in April 2013 (Note 5). Details of the impairment charge for each vessel in 2011 are noted in the table below.

	Fair Value Measurements Using
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Vessel impairment loss
Vessel	(Level 1)	(Level 2)	(Level 3)
Star Ypsilon	-	11,500	-	30,754
Star Sigma	-	14,000	-	31,266
TOTAL		25,500		62,020

Details of the impairment charge for each vessel in 2012 are noted in the table below.

	Fair Value Measurements Using
Vessel	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Vessel impairment loss
	(Level 1)	(Level 2)	(Level 3)
Star Cosmo	-	14,000	-	45,838
Star Delta	-	12,000	-	35,836
Star Epsilon	-	13,000	-	36,756
Star Gamma	-	14,000	-	36,033
Star Kappa	-	13,500	-	39,115
Star Omicron	-	17,750	-	39,841
Star Theta	-	15,000	-	36,784
Star Zeta	-	15,250	-	29,811
Star Sigma	-	9,000	-	3,205
TOTAL	-	123,500	-	303,219

The fair value is based on the Company's best estimate of the value of each vessel on a time charter free basis, and is supported by vessel valuations of independent shipbrokers as of December 31, 2011 and September 30, 2012. The Company recognized a total impairment loss of $62,020 and $303,219, which was included under "Vessel impairment loss" in the accompanying consolidated statements of operations for the years ended December 31, 2011 and 2012, respectively. During 2013, no impairment loss was recorded, since the Company concluded that there were no indications for any further impairment.